Income Taxes - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2021 INR (₨)
Income Taxes [Line Items]
Total unrecognized tax benefit	₨ 22,042.3	₨ 48,792.1	₨ 46,774.3	$ 264.5	$ 585.5	₨ 43,048.0
The total unrecognized tax benefits, if recognized, that would reduce the tax and thereby affect the effective tax rate	22,042.3	48,792.1
Other comprehensive income	₨ (17,828.6)	₨ 16,980.0	₨ 15,129.2